Fair Value of Financial Instruments (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Assets
Cash	$ 73,393	$ 102,599	$ 46,743	$ 15,800
Liabilities
Convertible note payable, net of discounts	129,135	$ 14,879
Notes payable, related parties	30,000			$ 109,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Cash	73,393	$ 102,599		15,800
Total assets	$ 73,393	$ 102,599		$ 15,800
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Total liabilities
Net assets and liabilities	$ 73,393	$ 102,599		$ 15,800
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts	$ 129,135	$ 14,879
Notes payable, related parties	30,000			$ 109,000
Total liabilities	159,135	$ 14,879		109,000
Net assets and liabilities	$ (159,135)	$ (14,879)		$ (109,000)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Total liabilities
Net assets and liabilities